UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-23147
                                                    -----------

                     First Trust Exchange-Traded Fund VIII
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                       Date of fiscal year end: August 31
                                               -----------

                  Date of reporting period: November 30, 2016
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.

FIRST TRUST CEF INCOME OPPORTUNITY ETF (FCEF)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016 (UNAUDITED)

SHARES     DESCRIPTION                                 VALUE
---------------------------------------------------------------
           CLOSED-END FUNDS -- 96.3%
           CAPITAL MARKETS -- 96.3%
    2,882  Advent Claymore Convertible Securities
             & Income Fund                          $    40,838
    3,366  AllianzGI NFJ Dividend, Interest &
             Premium Strategy Fund                       42,580
    4,274  Ares Dynamic Credit Allocation Fund,
             Inc.                                        62,742
    3,163  BlackRock Credit Allocation Income
             Trust                                       39,190
    1,853  BlackRock Multi-Sector Income Trust           29,870
    3,875  BlackRock Science & Technology Trust          70,990
    2,495  Blackstone / GSO Senior Floating Rate
             Term Fund                                   44,236
    2,813  Brookfield Mortgage Opportunity Income
             Fund, Inc.                                  41,098
    4,304  Cohen & Steers REIT and Preferred
             Income Fund, Inc.                           79,710
    3,323  DoubleLine Income Solutions Fund              61,243
    3,063  Eaton Vance Limited Duration Income
             Fund                                        40,830
    3,079  Eaton Vance Short Duration Diversified
             Income Fund                                 41,012
    3,660  Eaton Vance Tax-Advantaged Dividend
             Income Fund                                 72,761
    4,233  Eaton Vance Tax-Advantaged Global
             Dividend Income Fund                        58,881
    2,930  Eaton Vance Tax-Advantaged Global
             Dividend Opportunities Fund                 58,922
    3,281  Gabelli Dividend & Income Trust (The)         64,078
    1,285  General American Investors Co., Inc.          39,539
    6,105  Invesco Dynamic Credit Opportunities
             Fund                                        73,199
    3,524  John Hancock Tax-Advantaged Dividend
             Income Fund                                 77,951
    1,986  Macquarie Global Infrastructure Total
             Return Fund, Inc.                           38,568
    6,212  Nuveen Credit Strategies Income Fund          53,796
    4,551  Nuveen Diversified Dividend & Income
             Fund                                        50,380
    2,032  Nuveen High Income November 2021 Target
             Term Fund                                   19,934
    4,211  Nuveen Preferred Income Opportunities
             Fund                                        39,583
    2,865  Nuveen Tax-Advantaged Dividend Growth
             Fund                                        39,824
    4,156  PIMCO Dynamic Credit and Mortgage
             Income Fund                                 83,203
    2,407  Principal Real Estate Income Fund             39,427
    5,581  Prudential Global Short Duration High
             Yield Fund, Inc.                            82,152
    4,973  Royce Value Trust, Inc.                       65,793
    1,148  Source Capital, Inc.                          40,995
    3,572  Tekla Healthcare Opportunities Fund           57,759
    1,113  Tekla Life Sciences Investors                 19,622


SHARES     DESCRIPTION                                 VALUE
---------------------------------------------------------------
           CLOSED-END FUNDS -- (CONTINUED)
           CAPITAL MARKETS (CONTINUED)
    3,307  Tortoise Energy Independence Fund, Inc.  $    52,416
    3,030  Tortoise Pipeline & Energy Fund, Inc.         65,297
    2,899  Tortoise Power and Energy
             Infrastructure Fund, Inc.                   62,126
    1,972  Tri-Continental Corp.                         42,733
    3,656  Western Asset Emerging Markets Income
             Fund, Inc.                                  38,900
    2,647  Western Asset Variable Rate Strategic
             Fund, Inc.                                  41,346
                                                    -----------
           TOTAL INVESTMENTS -- 96.3%                 1,973,524
           (Cost $2,027,490) (a)
           NET OTHER ASSETS AND
             LIABILITIES -- 3.7%                         75,461
                                                    -----------
           NET ASSETS -- 100.0%                     $ 2,048,985
                                                    ===========


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of November 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $19,170 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $73,136.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1       LEVEL 2         LEVEL 3
                     ------------------------------------------
Closed-End Funds*    $ 1,973,524   $         --   $          --
                     ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at November 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST MUNICIPAL CEF INCOME OPPORTUNITY ETF (MCEF)

PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016 (UNAUDITED)

SHARES     DESCRIPTION                                 VALUE
---------------------------------------------------------------
           CLOSED-END FUNDS -- 80.7%
           CAPITAL MARKETS -- 80.7%
    4,712  BlackRock Long-Term Municipal Advantage
             Trust                                  $    51,219
    4,148  BlackRock Municipal 2030 Target Term
             Trust                                       89,928
    2,586  BlackRock Municipal Income Investment
             Quality Trust                               35,661
    1,270  BlackRock Municipal Income Trust              17,361
    3,746  BlackRock MuniHoldings Investment
             Quality Fund                                51,283
    4,061  BlackRock MuniHoldings Quality Fund,
             Inc.                                        52,224
    4,205  BlackRock MuniYield Quality Fund II,
             Inc.                                        53,614
    5,266  BlackRock MuniYield Quality Fund III,
             Inc.                                        70,670
    2,450  DTF Tax-Free Income, Inc.                     35,231
    2,834  Eaton Vance Municipal Income 2028 Term
             Trust                                       54,951
    2,129  Federated Premier Intermediate
             Municipal Income Fund                       27,102
    2,913  Invesco Municipal Trust                       35,218
    2,884  Invesco Quality Municipal Income Trust        35,589
    2,823  Invesco Trust for Investment Grade
             Municipals                                  35,316
    2,930  MainStay DefinedTerm Municipal
             Opportunities Fund                          53,707
    2,354  Neuberger Berman Intermediate Municipal
             Fund, Inc.                                  35,381
    6,212  Nuveen AMT-Free Municipal Credit Income
             Fund                                        87,092
    6,815  Nuveen AMT-Free Quality Municipal
             Income Fund                                 89,684
    4,378  Nuveen Enhanced Municipal Value Fund          62,474
    5,740  Nuveen Intermediate Duration Municipal
             Term Fund                                   73,472
    1,469  Nuveen Intermediate Duration Quality
             Municipal Term Fund                         18,054
    3,996  Nuveen Municipal 2021 Target Term Fund        39,361
    6,342  Nuveen Municipal Credit Income Fund           87,520
    7,558  Nuveen Municipal Value Fund, Inc.             71,499
    5,304  Nuveen Quality Municipal Income Fund          71,286
    3,800  Western Asset Intermediate Muni Fund,
             Inc.                                        36,214
    5,854  Western Asset Municipal Partners Fund,
             Inc.                                        86,639
                                                    -----------
           TOTAL CLOSED-END FUNDS -- 80.7%            1,457,750
           (Cost $1,640,002)                        -----------


SHARES     DESCRIPTION                                 VALUE
---------------------------------------------------------------
           EXCHANGE-TRADED FUNDS -- 12.6%
           CAPITAL MARKETS -- 12.6%
    1,465  PIMCO Intermediate Municipal Bond
             Active Exchange-Traded Fund            $    76,737
    1,592  PIMCO Short Term Municipal Bond Active
             Exchange-Traded Fund                        78,686
    2,489  VanEck Vectors High-Yield Municipal
             Index ETF                                   71,559
                                                    -----------
           TOTAL EXCHANGE-TRADED FUNDS -- 12.6%         226,982
           (Cost $241,067)                          -----------

           TOTAL INVESTMENTS -- 93.3%                 1,684,732
           (Cost $1,881,069) (a)
           NET OTHER ASSETS AND
             LIABILITIES -- 6.7%                        120,365
                                                    -----------
           NET ASSETS -- 100.0%                     $ 1,805,097
                                                    ===========


(a) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of November 30, 2016, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $0 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $196,337.

-----------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of November 30, 2016 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       LEVEL 1       LEVEL 2         LEVEL 3
                     ------------------------------------------
Closed-End Funds*    $ 1,457,750   $         --   $          --
Exchange-Traded
  Funds*                 226,982             --              --
                     ------------------------------------------
Total Investments    $ 1,684,732   $         --   $          --
                     ==========================================

* See Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at November 30, 2016.


                        See Notes to Portfolio of Investments

FIRST TRUST EXCHANGE-TRADED FUND VIII
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2016 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund VIII (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on February 22, 2016, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of two funds (each a "Fund" and collectively, the "Funds") as follows, including the exchange on which they are listed and traded:

   First Trust CEF Income Opportunity ETF - (The Nasdaq Stock Market LLC
      ("Nasdaq") ticker "FCEF")
   First Trust Municipal CEF Income Opportunity ETF - (Nasdaq ticker "MCEF")

The Funds are each considered an investment company and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, "Financial Services-Investment Companies."

                     2. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION

Each Fund's net asset value ("NAV") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Each Fund's NAV is calculated by dividing the value of all assets of each Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Funds' investment advisor, First Trust Advisors L.P. ("First Trust" or the "Advisor"), in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor's Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding Nasdaq and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Shares of open-end funds are valued at fair value which is based on NAV per share.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Trust's Board of Trustees or its delegate, the Advisor's Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security's fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

FIRST TRUST EXCHANGE-TRADED FUND VIII
NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)
NOVEMBER 30, 2016 (UNAUDITED)

      1)    the type of security;
      2)    the size of the holding;
      3)    the initial cost of the security;
      4)    transactions in comparable securities;
      5)    price quotes from dealers and/or third-party pricing services;
      6)    relationships among various securities;
      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
      8)    an analysis of the issuer's financial statements; and
      9) the existence of merger proposals or tender offers that might affect the value of the security.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investments.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of November 30, 2016, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)          First Trust Exchange-Traded Fund VIII
                ------------------------------------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: January 19, 2017
     ------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: January 19, 2017
     ------------------

By (Signature and Title)*               /s/ Donald P. Swade
                                        ----------------------------------------
                                        Donald P. Swade, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: January 19, 2017
     ------------------

* Print the name and title of each signing officer under his or her signature.